Net debt (Tables)	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Summary of Net Debt Balance and Gearing Ratio

	2020		2019 Restated
US$M	Current	Non-current	Current	Non-current
Interest bearing liabilities
Bank loans	737	1,755	508	1,990
Notes and debentures	3,354	17,691	1,002	20,527
Lease liabilities (1)	853	2,590	65	650
Bank overdraft and short-term borrowings	–	–	20	–
Other	68	–	66	–

Total interest bearing liabilities	5,012	22,036	1,661	23,167

Less: Lease liability associated with index-linked freight contracts	379	781	–	–

Less: Cash and cash equivalents
Cash	3,493	–	2,210	–
Short-term deposits	9,933	–	13,403	–

Less: Total cash and cash equivalents	13,426	–	15,613	–

Less: Derivatives included in net debt
Net debt management related instruments (2)	(162)	595	(48)	(156)
Net cash management related instruments (3)	(15)	–	(27)	–

Less: Total derivatives included in net debt	(177)	595	(75)	(156)

Net debt		12,044		9,446

Net assets		52,246		51,824

Gearing		18.7%		15.4%

(1)	Reflects the impact of IFRS 16. Refer to note 20 ‘Leases’.

(2)	Represents the net cross currency and interest rate swaps designated as effective hedging instruments included within current and non-current other financial assets and liabilities.

(3)	Represents the net forward exchange contracts included within current and non-current other financial assets and liabilities.

Summary of Cash and Cash Equivalents, Net of Overdrafts
Cash and short-term deposits are disclosed in the cash flow statement net of bank overdrafts and interest bearing liabilities at call.

	2020	2019	2018
	US$M	US$M	US$M
Total cash and cash equivalents	13,426	15,613	15,871
Bank overdrafts and short-term borrowings	–	(20)	(58)

Total cash and cash equivalents, net of overdrafts	13,426	15,593	15,813

Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts
The maturity profile of the G
r
oup’s financial liabilities based on the undiscounted contractual amounts, taking into account the derivatives related to debt, is as follows:

2020 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other derivatives	Obligations under lease liabilities (1)	Trade and other payables (2)	Total
Due for payment:
In one year or less or on demand	4,138	813	260	60	927	5,622	11,820
In more than one year but not more than two years	1,665	702	81	–	630	1	3,079
In more than two years but not more than five years	5,727	1,713	819	–	1,335	–	9,594
In more than five years	10,101	4,368	974	–	1,043	–	16,486

Total	21,631	7,596	2,134	60	3,935	5,623	40,979

Carrying amount	23,605	–	1,579	60	3,443	5,623	34,310

2019 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other derivatives	Obligations under lease liabilities (1)	Trade and other payables (2)	Total
Due for payment:
In one year or less or on demand	1,587	864	200	64	110	6,555	9,380
In more than one year but not more than two years	4,107	775	226	1	110	5	5,224
In more than two years but not more than five years	5,513	1,864	558	–	307	–	8,242
In more than five years	11,662	4,896	1,102	–	501	–	18,161

Total	22,869	8,399	2,086	65	1,028	6,560	41,007

Carrying amount	24,113	–	958	65	715	6,560	32,411

(1)	Lease obligations as at 30 June 2020 and 30 June 2019 relate to lease liabilities under IFRS 16 and finance lease liabilities under IAS 17, respectively.
(2)	Excludes input taxes of US$145 million (2019: US$162 million) included in other payables. Refer to note 9 ‘Trade and other payables’.

Currency risk [member]
Statement [LineItems]
Summary of Interest Bearing Liabilities and Cash and Cash Equivalents Denominated by Currency
Interest bearing liabilities and cash and cash equivalents include balances denominated in the following currencies:

	Interest bearing liabilities		Cash and cash equivalents
	2020	2019	2020	2019
	US$M	US$M	US$M	US$M
USD	14,625	12,485	9,555	9,214
EUR	7,323	7,680	4	6
GBP	3,272	3,118	519	48
AUD	1,055	951	1,011	3,023
CAD	597	594	2,131	3,092
Other	176	–	206	230

Total	27,048	24,828	13,426	15,613